Investment Portfolio
(UNAUDITED) | 01.31.2020
CARILLON EAGLE MID CAP GROWTH FUND
COMMON STOCKS - 98.6%	Shares	Value
Aerospace & defense - 2.4%
Hexcel Corp.	775,804	$ 57,580,173
L3Harris Technologies, Inc.	403,122	89,222,992
Auto components - 0.7%
Aptiv PLC	521,722	44,236,808
Beverages - 2.0%
Constellation Brands, Inc., Class A	278,047	52,356,250
Monster Beverage Corp.*	1,010,239	67,281,917
Biotechnology - 2.6%
Exact Sciences Corp.*	526,952	49,154,083
Incyte Corp.*	354,257	25,885,559
Sarepta Therapeutics, Inc.*	339,743	39,396,598
Seattle Genetics, Inc.*	426,867	46,268,114
Building products - 1.3%
Fortune Brands Home & Security, Inc.	1,108,717	76,179,945
Capital markets - 5.5%
LPL Financial Holdings, Inc.	515,610	47,503,149
MarketAxess Holdings, Inc.	229,510	81,287,852
Moody's Corp.	317,665	81,573,195
Morningstar, Inc.	252,885	39,675,128
MSCI, Inc.	297,729	85,090,948
Chemicals - 2.0%
Albemarle Corp.	505,903	40,613,893
Corteva, Inc.	1,668,187	48,243,968
Huntsman Corp.	1,743,164	35,839,452
Commercial services & supplies - 4.1%
IAA, Inc.*	1,057,789	49,991,108
Ritchie Bros Auctioneers, Inc.	1,248,410	52,707,870
Waste Connections, Inc.	1,504,606	144,908,604
Construction materials - 1.3%
Martin Marietta Materials, Inc.	294,663	77,732,099
Containers & packaging - 0.8%
Ball Corp.	700,106	50,533,651
Distributors - 1.8%
Pool Corp.	504,835	110,710,315
Diversified consumer services - 1.3%
Bright Horizons Family Solutions, Inc.*	372,200	60,940,306
ServiceMaster Global Holdings, Inc.*	419,344	15,117,351
Electronic equipment, instruments & components - 5.4%
Amphenol Corp., Class A	329,339	32,759,350
Cognex Corp.	1,482,358	75,555,787
Coherent, Inc.*	341,278	48,266,948

FLIR Systems, Inc.	1,317,092	67,882,922
IPG Photonics Corp.*	278,648	35,574,990
Keysight Technologies, Inc.*	723,314	67,260,969
Energy equipment & services - 1.1%
Baker Hughes Co.	1,929,426	41,791,367
National Oilwell Varco, Inc.	1,311,460	27,029,191
Entertainment - 1.0%
Lions Gate Entertainment Corp., Class A*(a)	2,070,055	20,555,646
Take-Two Interactive Software, Inc.*	334,711	41,718,379
Equity real estate investment trusts (REITs) - 2.5%
SBA Communications Corp.	604,128	150,766,184
Health care equipment & supplies - 6.6%
Align Technology, Inc.*	234,386	60,260,641
DENTSPLY SIRONA, Inc.	720,855	40,367,880
DexCom, Inc.*	281,726	67,825,535
IDEXX Laboratories, Inc.*	267,606	72,523,902
Insulet Corp.*	258,424	50,144,593
Masimo Corp.*	317,034	54,086,000
Teleflex, Inc.	157,767	58,612,018
Health care providers & services - 2.3%
Centene Corp.*	1,117,837	70,211,342
Chemed Corp.	100,708	47,034,664
Guardant Health, Inc.*	335,487	25,510,432
Health care technology - 1.4%
Cerner Corp.	589,993	42,379,197
Veeva Systems, Inc., Class A*	283,942	41,628,737
Hotels, restaurants & leisure - 4.5%
Caesars Entertainment Corp.*	6,522,921	89,168,330
Chipotle Mexican Grill, Inc.*	81,316	70,481,456
Royal Caribbean Cruises Ltd.	457,466	53,560,119
Vail Resorts, Inc.	250,342	58,707,703
Household durables - 0.8%
Lennar Corp., Class A	722,492	47,944,569
Interactive media & services - 3.4%
IAC/InterActiveCorp*	323,411	78,779,685
Pinterest, Inc., Class A*	1,962,386	43,231,364
Twitter, Inc.*	2,557,256	83,059,675
IT services - 7.4%
Fidelity National Information Services, Inc.	556,701	79,975,666
FleetCor Technologies, Inc.*	205,407	64,750,449
Global Payments, Inc.	413,714	80,860,401
Perspecta, Inc.	2,413,810	67,755,647
Shopify, Inc., Class A*	100,605	46,847,724
Square, Inc., Class A*	835,376	62,394,233
WEX, Inc.*	227,031	49,247,565
Life sciences tools & services - 1.5%
IQVIA Holdings, Inc.*	383,817	59,587,589
PRA Health Sciences, Inc.*	306,545	31,056,074
Machinery - 0.8%
Westinghouse Air Brake Technologies Corp.	689,147	50,900,397

Media - 1.3%
Sirius XM Holdings, Inc.	11,177,628	79,025,830
Multiline retail - 1.3%
Dollar Tree, Inc.*	892,008	77,667,137
Oil, gas & consumable fuels - 0.7%
Diamondback Energy, Inc.	557,151	41,452,034
Pharmaceuticals - 1.5%
Zoetis, Inc.	687,538	92,274,475
Professional services - 3.3%
IHS Markit Ltd.*	1,199,214	94,570,016
TransUnion	1,135,885	104,160,655
Road & rail - 0.8%
Old Dominion Freight Line, Inc.	252,007	49,451,334
Semiconductors & semiconductor equipment - 5.6%
Advanced Micro Devices, Inc.*	2,380,920	111,903,240
Marvell Technology Group Ltd.	2,083,458	50,086,330
Maxim Integrated Products, Inc.	1,044,067	62,769,308
Microchip Technology, Inc.	765,999	74,669,583
Xilinx, Inc.	502,433	42,445,540
Software - 13.4%
Autodesk, Inc.*	172,455	33,947,767
Crowdstrike Holdings, Inc., Class A*	864,189	52,793,306
Elastic N.V.*	692,692	44,941,857
Fair Isaac Corp.*	72,720	29,261,074
PTC, Inc.*	523,916	43,547,898
RingCentral, Inc., Class A*	499,851	102,759,368
ServiceNow, Inc.*	167,277	56,578,100
Splunk, Inc.*	746,320	115,873,643
Synopsys, Inc.*	688,709	101,591,464
Tyler Technologies, Inc.*	340,370	110,170,962
Workday, Inc., Class A*	259,282	47,871,236
Zendesk, Inc.*	868,891	75,072,182
Specialty retail - 2.9%
AutoZone, Inc.*	59,287	62,723,275
Burlington Stores, Inc.*	528,879	115,015,316
Textiles, apparel & luxury goods - 1.9%
Canada Goose Holdings, Inc.*(a)	913,537	27,406,110
Lululemon Athletica, Inc.*	380,168	91,008,417
Trading companies & distributors - 1.4%
United Rentals, Inc.*	302,220	41,008,232
W.W. Grainger, Inc.	143,959	43,572,070
Total common stocks (cost $4,410,815,514)		6,003,704,407

MONEY MARKET FUNDS - 0.5%
First American Government Obligations Fund - Class X, 1.49%#	29,190,023	29,190,023
Total money market funds (cost $29,190,023)		29,190,023
Total investment portfolio (cost $4,440,005,537) - 99.1%		6,032,894,430
Other assets in excess of liabilities - 0.9%		53,685,820
Total net assets - 100.0%		$ 6,086,580,250

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $26,968,911 or 0.4% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.